EQUITY, Classes of Shares (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Share Capital [Abstract]
Shares issued and outstanding at beginning of period		$ 332,566
Issuance of shares for exercise of share awards		604
Issuance of shares for cash		144,563
Issuance of shares as consideration for the Norway Acquisition		2,357	$ 18,096
Issuance of shares through Business Combination		2,357	$ 18,096
Shares issued and outstanding at ending of period		$ 479,399
Class A Ordinary Shares [Member]
Share Capital [Abstract]
Shares issued and outstanding at the beginning (in shares)		63,566,376	60,281,184
Shares issued and outstanding at beginning of period		$ 6	$ 6
Issuance of shares for exercise of share awards (in shares)		167,535
Issuance of shares for exercise of share awards	[1]
Issuance of shares for cash (in shares)		26,541,080
Issuance of shares for cash		$ 3
Issuance of shares as consideration for the Norway Acquisition (in shares)		417,130
Issuance of shares as consideration for the Norway Acquisition	[1]
Issuance of shares through Business Combination (in shares)			2,607,498
Issuance of shares through Business Combination	[1]
Shares issued and outstanding at the end (in shares)		90,692,121	62,888,682
Shares issued and outstanding at ending of period		$ 9	$ 6
Class V Ordinary Shares [Member]
Share Capital [Abstract]
Shares issued and outstanding at the beginning (in shares)		48,399,922	48,399,922
Shares issued and outstanding at beginning of period		$ 5	$ 5
Issuance of shares for exercise of share awards (in shares)		0
Issuance of shares for exercise of share awards		$ 0
Issuance of shares for cash (in shares)		0
Issuance of shares for cash		$ 0
Issuance of shares as consideration for the Norway Acquisition (in shares)		0
Issuance of shares as consideration for the Norway Acquisition		$ 0	$ 0
Issuance of shares through Business Combination (in shares)			0
Issuance of shares through Business Combination		$ 0	$ 0
Shares issued and outstanding at the end (in shares)		48,399,922	48,399,922
Shares issued and outstanding at ending of period		$ 5	$ 5

[1]	Amount less than US$1